Aid Association for Lutherans
4321 Ballard Road
Appleton, WI  54911

August 27, 1999

Securities and Exchange Commission
Branch of Document Control
450 Fifth Street, N.W.
Washington, DC  20549

Subject: Certification under Rule 497(j)
                  The AAL Variable Annuity Account II
                  (File No. 333-71853, File No. 811-09225)

Dear Commissioners:

The undersigned hereby certifies that the form of Prospectus that would have been filed pursuant to 497(c) upon the effectiveness of Post-Effective Amendment No. 2 to the Registrant's registration statement on Form N-4 would not have differed from that contained in said Amendment, which was the most recent amendment to such registration statement that was filed electronically July 2, 1999.

Please direct any comments or questions concerning this certification to Kathleen A. Brost, Esq. at (920) 734-5721 extension 3528.

Very truly yours,

/s/  Kathleen A. Brost

Kathleen A. Brost
Supervisory Attorney
Law & Compliance Department